Summary of Business and Significant Accounting Policies (Details 1) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Dec. 31, 2011	Dec. 31, 2010
Contingent Consideration - FBM [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	$ 3,192	$ 3,178	$ 9,573
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration - CS [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	11,900
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement
Contingent Consideration - TC [Member]
Significant unobservable inputs used in fair value measurement
Fair Value	$ 5,385
Valuation Technique	Discounted cash flow
Significant Unobservable Input	Annualized revenue and probability of achievement